Significant accounting policies - Additional Information (other than goodwill) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IFRS Statement [Line Items]
Consideration refundable period from the date of delivery, services upfront	30 days
Revenue recognition, expected service period	5 years
Threshold period for registering purchase for warranty Circle HealthPod	30 days
Breakage revenue from unreturned kits	$ 230,107	$ 347,894	$ 3,325,906
Bottom of range [member]
IFRS Statement [Line Items]
Consideration refundable period from the date of delivery, services upfront	5 days
Sample return period	3 months
Top of range [member]
IFRS Statement [Line Items]
Consideration refundable period from the date of delivery, services upfront	30 days
Sample return period	6 months